SHAREHOLDERS' EQUITY (Schedule of Option Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	21.69%	21.05%	23.02%
Expected volatility, maximum	22.90%	25.92%	27.55%
Risk free interest rate, minimum	1.53%	0.58%	0.76%
Risk free interest rate, maximum	2.00%	2.04%	1.18%
Expected term (in years)	3 years 6 months	3 years 6 months	3 years 6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend	0.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend	0.00%	1.00%	1.29%